Convertible Notes Payable	12 Months Ended
Dec. 31, 2024
Convertible Notes Payable [Abstract]
Convertible notes payable

Note 13 — Convertible notes payable

Convertible notes payable includes the followings:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
Investors	-	109,119,912	15,180,000
Total	-	109,119,912	15,180,000

During the year ended December 31, 2024, MicroAlgo entered into convertible note purchase agreements with investors, pursuant to which MicroAlgo will issue to each investor an unsecured convertible promissory note. Each note has a term of 360 days and bears an interest at 0% per annum. If an event of default on the note occurs, interest shall accrue on the outstanding balance at the rate equal to the lesser of 10% per annum or the maximum rate permitted under applicable law until paid. Each Investors has the right at any time after the purchase amount has been paid in full, at its election, to convert all or a portion of the outstanding balance under each of the note into ordinary shares of MicroAlgo. As of December 31, 2023 and 2024, there were nil and RMB 109,119,912 (USD 15,180,000) convertible notes payable outstanding, respectively.